1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

February 14, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	QS Legg Mason Dynamic Multi-Strategy VIT Portfolio,

a series of Legg Mason Partners Variable Equity Trust

Securities Act File No. 333-91278

Investment Company Act File No. 811-21128

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated February 6, 2019, to the Prospectus dated May 1, 2018, for QS Legg Mason Dynamic Multi-Strategy VIT Portfolio filed under Rule 497(e) with the Securities and Exchange Commission on February 6, 2019.

Any questions or comments on this filing should be directed to the undersigned at 202-303-1232.

Very truly yours,

/s/ Neesa P. Sood
Neesa P. Sood

Enclosures

cc:    Rosemary D. Emmens, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP